Warranty	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Warranty
12.    WARRANTY
The following is a continuity of the Company’s warranty accruals:

	2022	2021
Balance, beginning of year	$247	$284
Expense, net	101	82
Settlements	(77)	(111)
Business combination	—	2
Foreign exchange and other	(14)	(10)

	$257	$247